Intangible Assets	12 Months Ended
Dec. 31, 2017
Intangible Assets
Intangible Assets

Intangible assets consist of the following at December 31, 2017 and 2016:

	2017	2016

Patents, at cost	$3,502,135	$3,502,135
Less accumulated amortization	(3,502,135)	(3,502,135)
Net intangible assets	$—	$—